LEASES - Lease Costs (Details) - USD ($) $ in Millions	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021
Leases [Abstract]
Operating Lease, Cost	$ 68	$ 59	$ 59
Short-term Lease, Cost	2	2	2
Variable Lease, Cost	16	15	14
Sublease Income	(16)	(14)	(13)
Total Lease, Cost	70	$ 62	$ 62
Accelerated Depreciation	7
Operating Lease, Impairment Loss	$ 8